UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21582
                                      ------------------------------------------

              Madison/Claymore Covered Call & Equity Strategy Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                   2455 Corporate West Drive, Lisle, IL 60532
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                J. Thomas Futrell

              Madison/Claymore Covered Call & Equity Strategy Fund

                   2455 Corporate West Drive, Lisle, IL 60532
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 630-505-3700

Date of fiscal year end: December 31
                         --------------------

Date of reporting period: January 1, 2010 - March 31, 2010
                          --------------------------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.
         Attached hereto.

MCN | MADISON/CLAYMORE COVERED CALL & EQUITY STRATEGY FUND

PORTFOLIO OF INVESTMENTS
MARCH 31, 2010 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------

          NUMBER
         OF SHARES         DESCRIPTION                                                                          VALUE
     ------------------    ------------------------------------------------------------          ---------------------
                           LONG-TERM INVESTMENTS 77.1%

                           COMMON STOCKS (a) 75.1%

                           COMPUTERS 2.1%
               265,800     Dell, Inc. (b)                                                                 $ 3,989,658
                                                                                                 ---------------------

                           CONSUMER DISCRETIONARY 11.3%
               204,000     American Eagle Outfitters, Inc.                                                  3,778,080
                80,000     Best Buy Co., Inc.                                                               3,403,200
               138,700     Home Depot, Inc.                                                                 4,486,945
               210,000     Lowe's Cos., Inc.                                                                5,090,400
                35,000     Target Corp.                                                                     1,841,000
               118,500     Williams-Sonoma, Inc.                                                            3,115,365
                                                                                                 ---------------------
                                                                                                           21,714,990
                                                                                                 ---------------------
                           CONSUMER SERVICES 7.2%
               291,400     eBay, Inc. (b)                                                                   7,853,230
                90,400     Garmin, Ltd. (Cayman Islands)                                                    3,478,592
                70,000     Intuit, Inc. (b)                                                                 2,403,800
                                                                                                 ---------------------
                                                                                                           13,735,622
                                                                                                 ---------------------

                           ENERGY 6.4%
                41,900     Apache Corp.                                                                     4,252,850
                32,000     Schlumberger, Ltd. (Netherlands Antilles)                                        2,030,720
                47,000     Transocean, Ltd. (Switzerland) (b)                                               4,059,860
                70,000     Valero Energy Corp.                                                              1,379,000
                14,000     XTO Energy, Inc.                                                                   660,520
                                                                                                 ---------------------
                                                                                                           12,382,950
                                                                                                 ---------------------

                           FINANCIALS 15.6%
               205,278     Bank of America Corp.                                                            3,664,212
               160,000     Capital One Financial Corp.                                                      6,625,600
               420,000     Citigroup, Inc. (b)                                                              1,701,000
               260,000     Marshall & Ilsley Corp.                                                          2,093,000
               150,000     Morgan Stanley                                                                   4,393,500
               110,000     State Street Corp.                                                               4,965,400
               255,000     Synovus Financial Corp.                                                            838,950
               180,000     Wells Fargo & Co.                                                                5,601,600
                                                                                                 ---------------------
                                                                                                           29,883,262
                                                                                                 ---------------------

                           HEALTH CARE 17.5%
                90,000     Biogen Idec, Inc. (b)                                                            5,162,400
                30,000     Community Health Systems, Inc. (b)                                               1,107,900
                85,045     Genzyme Corp. (b)                                                                4,407,883
               102,000     Gilead Sciences, Inc. (b)                                                        4,638,960
               166,800     Mylan, Inc. (b)                                                                  3,788,028
               270,000     Pfizer, Inc.                                                                     4,630,500
               199,800     UnitedHealth Group, Inc.                                                         6,527,466
                55,200     Zimmer Holdings, Inc. (b)                                                        3,267,840
                                                                                                 ---------------------
                                                                                                           33,530,977
                                                                                                 ---------------------

                           INDUSTRIAL 1.2%
                35,000     United Parcel Services, Inc. - Class B                                           2,254,350
                                                                                                 ---------------------

                           INSURANCE 0.6%
               108,800     MGIC Investment Corp. (b)                                                        1,193,536
                                                                                                 ---------------------

                           SOFTWARE 1.9%
               220,000     Symantec Corp. (b)                                                               3,722,400
                                                                                                 ---------------------

                           TECHNOLOGY 11.3%
                89,100     Applied Materials, Inc.                                                          1,201,068
               247,700     Cisco Systems, Inc. (b)                                                          6,447,631
               141,300     EMC Corp. (b)                                                                    2,549,052
               592,300     Flextronics International Ltd. (Singapore) (b)                                   4,643,632
                75,000     QUALCOMM, Inc.                                                                   3,149,250
               164,000     Yahoo!, Inc. (b)                                                                 2,710,920
                30,800     Zebra Technologies Corp. - Class A (b)                                             911,680
                                                                                                 ---------------------
                                                                                                           21,613,233
                                                                                                 ---------------------

                           TOTAL COMMON STOCKS - 75.1%
                           (Cost $210,839,664)                                                            144,020,978
                                                                                                 ---------------------

                           EXCHANGE-TRADED FUNDS (a) - 2.0%
                80,000     Powershares QQQ                                                                  3,854,400
                           (Cost $3,692,600)                                                     ---------------------


                           TOTAL LONG-TERM INVESTMENTS 77.1%
                           (Cost $214,532,264)                                                            147,875,378
                                                                                                 ---------------------

                           SHORT-TERM INVESTMENTS  26.5%
                           MONEY MARKET FUNDS 26.5%
            50,841,136     AIM Liquid Assets Money Market Fund                                             50,841,136
                           (Cost $50,841,136)                                                    ---------------------


                           TOTAL INVESTMENTS  103.6%
                           (Cost $265,373,400)                                                            198,716,514
                           Liabilities in excess of Other Assets - (0.0%*)                                    (49,681)
                           Total Value of Options Written - (3.6%)                                         (6,865,142)
                                                                                                 ---------------------
                           NET ASSETS  100.0%                                                           $ 191,801,691
                                                                                                 =====================

*Less than 0.1%

(a) All or a portion of this security position represents cover (directly or through conversion rights) for outstanding options written.

(b)  Non-income producing security.

      CONTRACTS
   (100 SHARES
   PER CONTRACT)      CALL OPTIONS WRITTEN (b)                      EXPIRATION DATE            EXERCISE PRICE             VALUE
------------------    -----------------------------------------   ---------------------       -----------------    -----------------
              300     American Eagle Outfitters, Inc.             May 2010                             $ 17.50             $ 46,500

              354     American Eagle Outfitters, Inc.             August 2010                            17.50               76,110

              400     American Eagle Outfitters, Inc.             January 2011                           20.00               66,000

              304     Apache Corp.                                April 2010                            105.00               22,800

              115     Apache Corp.                                October 2010                          110.00               57,500

              200     Best Buy Co., Inc.                          September 2010                         38.00              119,500

              300     Best Buy Co., Inc.                          January 2011                           40.00              168,750

              200     Biogen Idec, Inc.                           April 2010                             55.00               55,500

              200     Biogen Idec, Inc.                           July 2010                              55.00               99,000

              200     Biogen Idec, Inc.                           January 2011                           60.00               89,000

              600     Capital One Financial Corp.                 June 2010                              41.00              180,000

              500     Capital One Financial Corp.                 September 2010                         40.00              241,250

              400     Cisco Systems, Inc.                         April 2010                             24.00               83,400

            1,000     Cisco Systems, Inc.                         July 2010                              25.00              187,500

              300     Cisco Systems, Inc.                         October 2010                           25.00               73,200

              300     Cisco Systems, Inc.                         January 2012                           30.00               66,150

              200     Community Health Systems, Inc.              June 2010                              35.00               76,000

              900     eBay, Inc.                                  July 2010                              25.00              271,800

              500     eBay, Inc.                                  October 2010                           27.00              128,500

              400     EMC Corp.                                   April 2010                             17.00               44,000

              600     EMC Corp.                                   April 2010                             18.00               20,100

              413     EMC Corp.                                   October 2010                           19.00               40,681

            2,000     Flextronics International Ltd.              April 2010                              7.50               91,000

              700     Flextronics International Ltd.              January 2011                           10.00               25,550

               26     Garmin, Ltd.                                April 2010                             34.00               11,830

              552     Garmin, Ltd.                                July 2010                              33.00              306,360

              400     Genzyme Corp.                               April 2010                             55.00               12,000

              450     Genzyme Corp.                               July 2010                              55.00              105,750

              176     Gilead Sciences, Inc.                       May 2010                               48.00               11,088

              620     Gilead Sciences, Inc.                       August 2010                            46.00              161,200

               16     Gilead Sciences, Inc.                       January 2011                           50.00                3,936

              200     Home Depot, Inc.                            May 2010                               29.00               71,000

              600     Home Depot, Inc.                            August 2010                            32.00              110,700

              200     Home Depot, Inc.                            January 2011                           35.00               25,200

              300     Intuit, Inc.                                April 2010                             27.50              205,500

              390     Intuit, Inc.                                July 2010                              30.00              183,300

              325     Lowe's Cos., Inc.                           July 2010                              24.00               42,412

              500     Lowe's Cos., Inc.                           October 2010                           25.00               67,250

              300     Lowe's Cos., Inc.                           January 2011                           25.00               54,450

              400     Morgan Stanley                              April 2010                             32.00                2,400

              300     Morgan Stanley                              July 2010                              30.00               50,400

              400     Morgan Stanley                              July 2010                              32.00               36,600

              290     Mylan, Inc.                                 April 2010                             17.50              153,700

              600     Mylan, Inc.                                 July 2010                              19.00              243,000

              500     Mylan, Inc.                                 July 2010                              20.00              155,000

              278     Mylan, Inc.                                 October 2010                           22.00               62,550

              500     Pfizer, Inc.                                June 2010                              20.00                2,500

              800     Powershares QQQ                             June 2010                              46.00              244,400

              250     QUALCOMM, Inc.                              April 2010                             40.00               54,625

              250     QUALCOMM, Inc.                              October 2010                           40.00              110,000

              250     QUALCOMM, Inc.                              January 2011                           40.00              129,375

              320     Schlumberger, Ltd.                          August 2010                            70.00               67,680

              500     State Street Corp.                          May 2010                               45.00              105,000

              400     State Street Corp.                          August 2010                            47.00              104,000

              300     Symantec Corp.                              April 2010                             18.00                2,250

              300     Symantec Corp.                              July 2010                              18.00               14,250

              600     Symantec Corp.                              July 2010                              19.00               13,500

              200     Target Corp.                                July 2010                              49.00               96,000

              150     Target Corp.                                July 2010                              50.00               61,500

              132     Transocean, Ltd.                            August 2010                            95.00               37,950

              200     Transocean, Ltd.                            January 2011                           90.00              146,000

              150     United Parcel Services, Inc.                April 2010                             60.00               67,125

              200     United Parcel Services, Inc.                July 2010                              60.00              107,000

              400     UnitedHealth Group, Inc.                    June 2010                              30.00              143,000

              300     UnitedHealth Group, Inc.                    June 2010                              32.00               67,350

              400     Valero Energy Corp.                         June 2010                              18.00               91,200

              200     Wells Fargo & Co.                           April 2010                             29.00               44,600

              300     Wells Fargo & Co.                           April 2010                             30.00               41,850

              400     Wells Fargo & Co.                           July 2010                              29.00              127,000

              500     Wells Fargo & Co.                           July 2010                              30.00              125,750

              246     Williams-Sonoma, Inc.                       May 2010                               22.50              100,860

              400     Williams-Sonoma, Inc.                       August 2010                            25.00              124,000

              100     XTO Energy, Inc.                            May 2010                               44.00               35,500

               40     XTO Energy, Inc.                            May 2010                               46.00                7,780

              240     Yahoo!, Inc.                                July 2010                              18.00                9,000

              400     Yahoo!, Inc.                                January 2011                           17.50               50,400

              108     Zebra Technologies Corp.                    May 2010                               30.00               10,530

              300     Zimmer Holdings, Inc.                       June 2010                              60.00               66,750

              102     Zimmer Holdings, Inc.                       January 2011                           60.00               51,000


                      TOTAL VALUE OF CALL OPTIONS WRITTEN
                      (Premiums received $6,341,267)                                                                    $ 6,865,142
                                                                                                                   -----------------

(b)  Non-income producing security.

                           Country Allocation**
------------------------------------------------------------------------------
United States                                                           92.9%
Singapore                                                                2.3%
Switzerland                                                              2.0%
Cayman Islands                                                           1.8%
Netherlands Antilles                                                     1.0%

** Based on Total Investments (which does not take into consideration the Value of Options Written). Subject to change daily.

See previously submitted notes to financial statements for the year ended December 31, 2009.

At March 31, 2010, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

                                                                                                  Net Tax
                                                     Gross Tax            Gross Tax            Unrealized
             Cost of Investments for                Unrealized           Unrealized       Depreciation on
                        Tax Purposes              Appreciation         Depreciation           Investments
-------------------------------------    ----------------------   ------------------    ------------------
                       $ 266,267,743               $ 3,649,696         $(71,200,925)        $ (67,551,229)
-------------------------------------    ----------------------   ------------------    ------------------

In accordance with ASC 820, Fair Value Measurements and Disclosures (formerly known as the Statement of Financial Accounting Standard ("FAS") No. 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation). The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of March 31, 2010.

Description                                     Level 1                Level 2               Level 3                Total
-------------------------------------    ----------------------   ------------------    ------------------    -------------------
(value in $000s)
Assets:

Common stocks                                        $ 144,021                  $ -                   $ -              $ 144,021
Exchange-Traded Funds                                    3,855                                                             3,855
Money Market Funds                                      50,841                    -                     -                 50,841
                                         ----------------------   ------------------    ------------------    -------------------
Total                                                $ 198,717                  $ -                   $ -              $ 198,717
                                         ======================   ==================    ==================    ===================

Liabilities:

Written Options                                          6,865                    -                     -                  6,865
                                         ----------------------   ------------------    ------------------    -------------------
Total                                                $   6,865                  $ -                   $ -              $   6,865
                                         ======================   ==================    ==================    ===================

ITEM 2.  CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant's internal control over financial reporting.


ITEM 3.  EXHIBITS.

         A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto.

                                   SIGNATURES



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

             Madison/Claymore Covered Call & Equity Strategy Fund
             -------------------------------------------------------------------

By:  /s/ J. Thomas Futrell
     ---------------------------------------------------------------------------
         J. Thomas Futrell
         Chief Executive Officer

Date: May 20, 2010
      --------------------------------------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ J. Thomas Futrell
     ---------------------------------------------------------------------------
         J. Thomas Futrell
         Chief Executive Officer

Date: May 20, 2010
      --------------------------------------------------------------------------

By:  /s/ Steven M. Hill
     ---------------------------------------------------------------------------
         Steven M. Hill
         Treasurer and Chief Financial Officer

Date: May 20, 2010
      --------------------------------------------------------------------------